Royalty obligation (Detail Textuals) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 18, 2011	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Royalty Obligation [Line Items]
Carrying value of the royalty obligation		$ 179	$ 488
Current portion of the royalty obligation		179	423
Change in royalty obligation		169	262	$ 953
Royalties received		506	464	441
Royalties paid		$ 1,056	$ 99	$ 326
Birmingham Associates Ltd | AGGRASTAT
Royalty Obligation [Line Items]
Value of shares issued on debt conversion	$ 4,750
Number of shares issued on debt conversion	2,176,003
Percentage of first $2,000,000 of quarterly sales	4.00%
Percentage of quarterly sales between $2,000,000 and $4,000,000	6.00%
Percentage of portion of quarterly sales exceeding $4,000,000 payable within 60 days	8.00%
Amount of quarterly product revenue	$ 2,000
Amount of quarterly product revenue	2,000
Amount of quarterly product revenue	4,000
Amount of quarterly product revenue	$ 4,000
Credit Period For Royalty Payment	60 days	60 days